Share Based Compensation Plans - Schedule of Employee Stock Option Plan Activity (Details)	12 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 GBP (£) shares	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 GBP (£) shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 GBP (£) shares	Mar. 31, 2016 INR (₨) shares
IPO India Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period	2,108,063	2,108,063	2,108,063	2,196,215	2,196,215	2,196,215	1,437,400	1,437,400	1,437,400
Number of shares, granted	863,320	863,320	863,320	269,381	269,381	269,381	966,009	966,009	966,009
Number of shares, exercised	(1,113,160)	(1,113,160)	(1,113,160)	(269,553)	(269,553)	(269,553)	(180,920)	(180,920)	(180,920)
Number of shares, forfeited and lapsed	(234,188)	(234,188)	(234,188)	(87,980)	(87,980)	(87,980)	(26,274)	(26,274)	(26,274)
Number of shares, outstanding at ending of period	1,624,035	1,624,035	1,624,035	2,108,063	2,108,063	2,108,063	2,196,215	2,196,215	2,196,215
Number of shares, exercisable at ending of period	501,122	501,122	501,122	911,854	911,854	911,854	632,566	632,566	632,566
Weighted average exercise price, outstanding at beginning of period | ₨			₨ 35			₨ 35			₨ 52.
Weighted average exercise price, granted | ₨			10			10			10.
Weighted average exercise price, exercised | ₨			32.19			10			39.
Weighted average exercise price, forfeited and lapsed | ₨			10			10			10.
Weighted average exercise price, outstanding at end of period | ₨			35			35			35
Weighted average exercise price, exercisable at ending of period | ₨			₨ 65.14			₨ 63.75			₨ 78.00
IPO Plan - June 2006
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period				62,438	62,438	62,438	62,438	62,438	62,438
Number of shares, exercised				(62,438)	(62,438)	(62,438)
Number of shares, outstanding at ending of period							62,438	62,438	62,438
Number of shares, exercisable at ending of period							62,438	62,438	62,438
Weighted average exercise price, outstanding at beginning of period | £					£ 5.28			£ 5.28
Weighted average exercise price, exercised | £					5.28
Weighted average exercise price, outstanding at end of period | £								5.28
Weighted average exercise price, exercisable at ending of period | £								£ 5.28
JSOP Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period	1,146,965	1,146,965	1,146,965	1,239,495	1,239,495	1,239,495	1,723,657	1,723,657	1,723,657
Number of shares, granted							380,000	380,000	380,000
Number of shares, exercised				(92,530)	(92,530)	(92,530)	(573,262)	(573,262)	(573,262)
Number of shares, forfeited and lapsed							(290,900)	(290,900)	(290,900)
Number of shares, outstanding at ending of period	1,146,965	1,146,965	1,146,965	1,146,965	1,146,965	1,146,965	1,239,495	1,239,495	1,239,495
Number of shares, exercisable at ending of period	728,736	728,736	728,736	728,736	728,736	728,736	617,450	617,450	617,450
Weighted average exercise price, outstanding at beginning of period | $	$ 14.98			$ 14.98			$ 11.60
Weighted average exercise price, granted | $							24.
Weighted average exercise price, exercised | $	11			11.			11.
Weighted average exercise price, forfeited and lapsed | $							11.
Weighted average exercise price, outstanding at end of period | $	14.98			14.98			14.98
Weighted average exercise price, exercisable at ending of period | $	$ 11			$ 11.			$ 11.
Option Award Scheme 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period	674,045	674,045	674,045	674,045	674,045	674,045	674,045	674,045	674,045
Number of shares, outstanding at ending of period	674,045	674,045	674,045	674,045	674,045	674,045	674,045	674,045	674,045
Number of shares, exercisable at ending of period	674,045	674,045	674,045	449,363	449,363	449,363	224,682	224,682	224,682
Weighted average exercise price, outstanding at beginning of period | $	$ 11			$ 11			$ 11.
Weighted average exercise price, outstanding at end of period | $	11			11			11
Weighted average exercise price, exercisable at ending of period | $	$ 11			$ 11.			$ 11.
2014 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period	723,749	723,749	723,749	773,749	773,749	773,749	230,000	230,000	230,000
Number of shares, granted							600,000	600,000	600,000
Number of shares, forfeited and lapsed	(323,750)	(323,750)	(323,750)	(50,000)	(50,000)	(50,000)	(56,251)	(56,251)	(56,251)
Number of shares, outstanding at ending of period	399,999	399,999	399,999	723,749	723,749	723,749	773,749	773,749	773,749
Number of shares, exercisable at ending of period	259,583	259,583	259,583	288,333	288,333	288,333	96,664	96,664	96,664
Weighted average exercise price, outstanding at beginning of period | $	$ 18.06			$ 17.86			$ 16.27
Weighted average exercise price, granted | $							18.40
Weighted average exercise price, forfeited and lapsed | $	18.39			14.97			17.13
Weighted average exercise price, outstanding at end of period | $	17.79			18.06			17.86
Weighted average exercise price, exercisable at ending of period | $	$ 17.67			$ 17.80			$ 15.99
2015 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period	233,750	233,750	233,750	282,500	282,500	282,500	200,000	200,000	200,000
Number of shares, granted							105,000	105,000	105,000
Number of shares, exercised	(10,208)	(10,208)	(10,208)	(8,750)	(8,750)	(8,750)
Number of shares, forfeited and lapsed	(12,292)	(12,292)	(12,292)	(40,000)	(40,000)	(40,000)	(22,500)	(22,500)	(22,500)
Number of shares, outstanding at ending of period	211,250	211,250	211,250	233,750	233,750	233,750	282,500	282,500	282,500
Number of shares, exercisable at ending of period	181,354	181,354	181,354	127,604	127,604	127,604	72,708	72,708	72,708
Weighted average exercise price, outstanding at beginning of period | $	$ 16.23			$ 16.68			$ 17.46
Weighted average exercise price, granted | $							15.35
Weighted average exercise price, exercised | $	8.71			8.84
Weighted average exercise price, forfeited and lapsed | $	14.64			18.68			19.17
Weighted average exercise price, outstanding at end of period | $	16.21			16.23			16.68
Weighted average exercise price, exercisable at ending of period | $	$ 17.36			$ 17.46			$ 16.90
Other Share Option Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period	500,000	500,000	500,000	1,000,000	1,000,000	1,000,000	500,000	500,000	500,000
Number of shares, granted							500,000	500,000	500,000
Number of shares, forfeited and lapsed				(500,000)	(500,000)	(500,000)
Number of shares, outstanding at ending of period	500,000	500,000	500,000	500,000	500,000	500,000	1,000,000	1,000,000	1,000,000
Number of shares, exercisable at ending of period	300,000	300,000	300,000	200,000	200,000	200,000	100,000	100,000	100,000
Weighted average exercise price, outstanding at beginning of period | $	$ 18.88			$ 18.44			$ 18.88
Weighted average exercise price, granted | $							18.
Weighted average exercise price, forfeited and lapsed | $				18.
Weighted average exercise price, outstanding at end of period | $	18.88			18.88			18.44
Weighted average exercise price, exercisable at ending of period | $	$ 18.88			$ 18.88			$ 18.88
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period	182,725	182,725	182,725	72,480	72,480	72,480	116,730	116,730	116,730
Number of shares, granted	1,044,290	1,044,290	1,044,290	216,735	216,735	216,735
Number of shares, exercised	(366,491)	(366,491)	(366,491)	(95,990)	(95,990)	(95,990)	(36,950)	(36,950)	(36,950)
Number of shares, forfeited and lapsed	(22,934)	(22,934)	(22,934)	(10,500)	(10,500)	(10,500)	(7,300)	(7,300)	(7,300)
Number of shares, outstanding at ending of period	837,590	837,590	837,590	182,725	182,725	182,725	72,480	72,480	72,480
Number of shares, exercisable at ending of period	119,150	119,150	119,150	12,445	12,445	12,445	1,960	1,960	1,960
Weighted average exercise price, outstanding at beginning of period | $
Weighted average exercise price, outstanding at end of period | $
Management Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period	1,130,000	1,130,000	1,130,000	910,000	910,000	910,000	525,000	525,000	525,000
Number of shares, granted	700,000	700,000	700,000	670,000	670,000	670,000	910,000	910,000	910,000
Number of shares, exercised	(316,667)	(316,667)	(316,667)	(450,000)	(450,000)	(450,000)	(525,000)	(525,000)	(525,000)
Number of shares, outstanding at ending of period	1,513,333	1,513,333	1,513,333	1,130,000	1,130,000	1,130,000	910,000	910,000	910,000
Number of shares, exercisable at ending of period	173,333	173,333	173,333	180,000	180,000	180,000	175,000	175,000	175,000
Weighted average exercise price, outstanding at beginning of period | $
Weighted average exercise price, outstanding at end of period | $